Post-employment benefit plans (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Post-employment Benefit Plans Tables [Line Items]
Disclosure Of Defined Benefit Plans Explanatory
Net asset / liability of defined benefit plans
USD m
Major Swiss plans (funded) 31.12.25 31.12.24
Defined benefit obligation at the beginning of the year 44,617 44,922
Current service cost 775 763
Interest expense 518 564
Plan participant contributions 472 446
Remeasurements 9 4,017
of which: actuarial (gains) / losses due to changes in demographic assumptions 34 25 of which: actuarial (gains) / losses due to changes in financial assumptions (1,683) 2,723 of which: experience (gains) / losses
1
1,658 1,269
Past service cost related to plan amendments 197 0
Curtailments (120) (104)
Benefit payments (2,742) (2,665)
Termination benefits 0 6
Foreign currency translation 6,278 (3,332)
Defined benefit obligation at the end of the year 50,004 44,617 of which: amounts owed to active members 28,193 24,576
of which: amounts owed to retirees 21,811 20,041
Fair value of plan assets at the beginning of the year 52,241 54,404
Return on plan assets excluding interest income 1,760 2,596
Interest income 635 700
Employer contributions
853 811
Plan participant contributions 472 446
Benefit payments (2,742) (2,665)
Administration expenses, taxes and premiums paid (34) (27)
Other movements 6 0
Foreign currency translation 7,560 (4,024)
Fair value of plan assets at the end of the year 60,752 52,241
Surplus / (deficit) 10,748 7,624
Asset ceiling effect at the beginning of the year 7,596 9,394
Interest expense on asset ceiling effect 110 128
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect 1,730 (1,237)
Foreign currency translation 1,278 (688)
Asset ceiling effect at the end of the year 10,715 7,596
Net defined benefit asset / (liability) of major Swiss plans 33 28
Other plans
Net defined benefit asset / (liability) of other plans
2
252 131
Total net defined benefit asset / (liability) 286 159
of which: Net defined benefit asset 995 922
of which: Net defined benefit liability
3
(710) (763)
1 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation and reflect the effects of differences between the previous actuarial assumptions and what has actually occurred.
2 Mainly relates to UK, US and German plans.
3 Refer to Note 18c.
Income statement – expenses related to defined benefit plans
1
USD m For the year ended
Major Swiss plans
31.12.25 31.12.24
Current service cost 775 763
Interest expense related to defined benefit obligation 518 564
Interest income related to plan assets (635) (700)
Interest expense on asset ceiling effect 110 128
Administration expenses, taxes and premiums paid 34 27
Past service cost related to plan amendments 197 0
Curtailments (120) (104)
Termination benefits 0 6
Other movements
2
(2) 3
Net periodic expenses recognized in net profit for major Swiss plans 877 687
Other plans
Net periodic expenses recognized in net profit for other plans 44 44
Total net periodic expenses recognized in net profit 921 731
1 Refer to Note 6.
2 Includes differences between actual and estimated performance award accruals.
Other comprehensive income – gains / (losses) on defined benefit plans
USD m For the year ended
Major Swiss plans
31.12.25 31.12.24
Remeasurement of defined benefit obligation (9) (4,017)
of which: change in discount rate assumption 1,785 (2,846)
of which: change in rate of salary increase assumption 183 (227)
of which: change in rate of pension increase assumption 0 0
of which: change in rate of interest credit on retirement savings assumption (289) 349 of which: change in life expectancy 0 0
of which: change in other actuarial assumptions (29) (24)
of which: experience gains / (losses)
1
(1,658) (1,269)
Return on plan assets excluding interest income 1,760 2,596
Asset ceiling effect excluding interest expense and foreign currency translation (1,730) 1,237
Total gains / (losses) recognized in other comprehensive income for major Swiss plans 21 (184)
Other plans
Total gains / (losses) recognized in other comprehensive income for other plans
2
(37) (123)
Total gains / (losses) recognized in other comprehensive income
3
(16) (307)
1 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation and reflect the effects of differences between the previous actuarial assumptions and what has actually occurred.
2 Mainly relates to UK, US and German plans.
3 Refer to the “Statement of comprehensive income”.

Disclosure of maturity analysis of expected benefit payments [text block]
Duration of the defined benefit obligation and the timing for expected benefit payments
Major Swiss defined benefit plans 31.12.25 31.12.24
Duration of the defined benefit obligation (in years)
1
12.6 13.3
Maturity analysis of benefits expected to be paid
USD m
Benefits expected to be paid within 12 months 3,128 2,911
Benefits expected to be paid between 1 and 3 years 5,793 4,812
Benefits expected to be paid between 3 and 6 years 8,637 7,231
Benefits expected to be paid between 6 and 11 years 13,179 11,203
Benefits expected to be paid between 11 and 16 years 11,335 9,621
Benefits expected to be paid in more than 16 years 35,714 30,398
1 The duration of the defined benefit obligation represents a weighted average across the UBS and Credit Suisse plans.

Disclosure of actuarial assumptions [text block]
Significant actuarial assumptions of major Swiss defined benefit plans
1
In % 31.12.25 31.12.24
Discount rate 1.27 0.92
Rate of salary increase 2.53 2.80
Rate of pension increase 0.00 0.00
Rate of interest credit on retirement savings
2.41 2.02
1 Represents a weighted average across the UBS and Credit Suisse plans.

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory
Sensitivity analysis of significant actuarial assumptions of major Swiss defined benefit plans
1
Increase / (decrease) in defined benefit obligation
USD m 31.12.25 31.12.24
Discount rate
Increase by 50 basis points (2,595) (2,462)
Decrease by 50 basis points 2,929 2,790
Rate of salary increase
Increase by 50 basis points 269 255
Decrease by 50 basis points (269) (256)
Rate of pension increase
Increase by 50 basis points 2,010 1,947
Decrease by 50 basis points –
2
–
2
Rate of interest credit on retirement savings
Increase by 50 basis points 627 374
Decrease by 50 basis points (416) (374)
Life expectancy
Increase in longevity by one additional year 1,430 1,381
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.
2 As the assumed rate of pension
increase was 0 % as of 31 December 2025 and as of 31 December 2024, a downward change in assumption is not applicable.

Disclosure of composition and fair value of plan assets [text block]
Composition and fair value of Swiss defined benefit plan assets
31.12.25 31.12.24
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 827 0 827 1 911 0 911 2
Real estate / property
Domestic 0 7,081 7,081 12 0 5,967 5,967 11
Foreign 0 1,325 1,325 2 0 1,086 1,086 2
Investment funds
Equity
Domestic 1,452 0 1,452 2 1,300 0 1,300 2
Foreign 10,356 3,598 13,954 23 8,520 3,497 12,016 23
Bonds
1
Domestic, AAA to BBB– 8,396 0 8,396 14 6,921 0 6,921 13
Domestic, below BBB– 15 0 15 0 9 0 9 0
Foreign, AAA to BBB– 14,807 0 14,807 24 12,886 0 12,886 25
Foreign, below BBB– 1,423 0 1,423 2 1,393 0 1,393 3
Real estate
Domestic 2,089 0 2,089 3 1,938 0 1,938 4
Foreign 486 171 656 1 451 117 568 1
Other 1,570 4,889 6,460 11 1,396 3,383 4,780 9
Other investments 971 1,296 2,267 4 631 1,833 2,465 5
Total fair value of plan assets 42,392 18,360 60,752 100 36,357 15,884 52,241 100
31.12.25 31.12.24
Total fair value of plan assets 60,752 52,241
of which: Investments in UBS instruments
2
Bank accounts at UBS 627 926
UBS debt instruments 204 238
UBS Group AG shares 86 64
Securities lent to UBS
3
1,179 956
Property occupied by UBS 83 73
Derivative financial instruments, counterparty UBS
3
26 (126)
1 The bond credit ratings
are primarily based on S&P’s
credit ratings. Ratings AAA
to BBB– and below BBB– represent
investment grade and non-investment grade
ratings, respectively.
In cases where credit ratings
from other rating agencies
were used, these were
converted to the equivalent
rating in S&P’s
rating classification.
2 Bank accounts at UBS
encompass accounts in the
name of the Swiss pension
funds. The other
positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e. those made through funds that the pension fund invests in.
3 Securities lent to UBS and derivative
financial instruments are
presented gross of any
collateral. Securities lent
to UBS were fully
covered by collateral
as of 31 December
2025 and 31 December
2024. Net of collateral,
derivative financial instruments
amounted to USD 14 m as of 31 December 2025 (31 December 2024: negative USD 70 m).

Actuarial Assumption Of Mortality Rates [Member]
Disclosure Of Post-employment Benefit Plans Tables [Line Items]
Disclosure of actuarial assumptions [text block]
Swiss mortality table: BVG 2020 G with CMI 2024 projections
1
aged 65 aged 45
31.12.25 31.12.24 31.12.25 31.12.24
Life expectancy at age 65 for a male member currently 21.9 21.9 23.6 23.5
Life expectancy at age 65 for a female member currently 23.7 23.6 25.3 25.2
1 In 2024, BVG 2020 G with CMI 2023 projections was used.